Cover	Sep. 09, 2026
Cover [Abstract]
Entity Registrant Name	STARK FOCUS GROUP, INC.
Entity Central Index Key	0001794942
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 09, 2026
Entity File Number	333-237100
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0610316
Entity Address Address Line 1	570 Lexington Avenue
Entity Address Address Line 2	40th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	348–9369